SEGMENT INFORMATION (Details) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Revenue	$ 70,707,697		$ 48,350,688		$ 180,215,777		$ 89,678,991		$ 138,613,639		$ 51,879,903
Net income (loss)	18,752,774		22,725,305		49,462,486		38,686,788		57,545,832		25,894,983
Total assets	327,803,921		217,737,206		327,803,921		217,737,206		243,098,978		151,840,878
Fishery Development Division [Member]
Revenue	26,704,244	[1]	27,088,699	[1]	68,826,877	[1]	53,983,072	[1]	86,346,475	[1]	26,422,125	[1]
Net income (loss)	9,762,014	[1]	11,830,875	[1]	20,815,367	[1]	25,423,347	[1]	39,150,568	[1]	10,876,752	[1]
Total assets	79,561,093	[1]	25,975,865	[1]	79,561,093	[1]	25,975,865	[1]	79,222,788	[1]	37,030,261	[1]
HU Plantation Division [Member]
Revenue	10,534,960	[2]	7,236,186	[2]	14,089,946	[2]	9,318,049	[2]	11,878,599	[2]	6,113,155	[2]
Net income (loss)	5,322,211	[2]	4,320,995	[2]	7,533,778	[2]	5,411,573	[2]	6,245,281	[2]	2,950,339	[2]
Total assets	44,908,550	[2]	31,370,316	[2]	44,908,550	[2]	31,370,316	[2]	36,792,718	[2]	27,672,083	[2]
Organic Fertilizer and Bread Grass Division [Member]
Revenue	20,434,953	[3]	5,496,650	[3]	52,259,230	[3]	15,125,291	[3]	23,350,564	[3]	15,184,702	[3]
Net income (loss)	1,443,930	[3]	1,267,065	[3]	10,786,509	[3]	2,302,083	[3]	3,875,609	[3]	3,262,178	[3]
Total assets	131,498,783	[3]	73,208,017	[3]	131,498,783	[3]	73,208,017	[3]	96,282,055	[3]	54,353,901	[3]
Cattle Farm Development Division [Member]
Revenue	4,639,397	[4]	8,529,153	[4]	19,423,115	[4]	11,252,579	[4]	17,038,001	[4]	4,159,921	[4]
Net income (loss)	575,134	[4]	5,154,959	[4]	3,945,015	[4]	6,341,554	[4]	9,058,822	[4]	1,466,290	[4]
Total assets	44,808,248	[4]	19,847,979	[4]	44,808,248	[4]	19,847,979	[4]	28,265,035	[4]	7,152,129	[4]
Discontinued Dairy Production Division [Member]
Revenue									0	[5]	0	[5]
Net income (loss)									0	[5]	10,203,951	[5]
Total assets									0	[5]	0	[5]
Corporate and Other [Member]
Revenue	8,394,143	[6]	0	[6]	25,616,609	[6]	0	[6]	0	[6]	0	[6]
Net income (loss)	1,649,485	[6]	151,411	[6]	6,381,817	[6]	(791,769)	[6]	(784,448)	[6]	(2,864,527)	[6]
Total assets	$ 27,027,247	[6]	$ 67,335,029	[6]	$ 27,027,247	[6]	$ 67,335,029	[6]	$ 2,536,382	[6]	$ 25,632,504	[6]

[1]	Operated by Capital Award, Inc. and Jiangmen City A Power Fishery Development Co. Ltd.
[2]	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd.
[3]	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd, A Power Agro Agriculture Development (Macau)Limited and Hunan Shenghua A Power Agriculture Co., Limited.
[4]	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd and Macau Meiji Limited.
[5]	Operated by Hang Yu Tai Investment Ltd (“HYT”)and ZhongSingNongMu Ltd (“ZX”) (Discontinued operation).
[6]	Operated by Sino Agro Food, Inc.